Average Annual Total Returns - Xtrackers Low Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF before tax Inception Date	Xtrackers Low Beta High Yield Bond ETF before tax 1 Year	Xtrackers Low Beta High Yield Bond ETF before tax Since Inception	Xtrackers Low Beta High Yield Bond ETF After tax on distributions 1 Year	Xtrackers Low Beta High Yield Bond ETF After tax on distributions Since Inception	Xtrackers Low Beta High Yield Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Low Beta High Yield Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market Low Beta Index 1 Year	Solactive USD High Yield Corporates Total Market Low Beta Index Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception
Total	Jan. 11, 2018	5.23%	5.18%	3.28%	3.25%	3.04%	3.11%	4.83%	5.14%	5.17%	5.58%